Label		Element	Value
Prospectus:		rr_ProspectusTable
Document Type		dei_DocumentType	485BPOS
Document Period End Date		dei_DocumentPeriodEndDate	Mar. 31, 2015
Registrant Name		dei_EntityRegistrantName	American Century Government Income Trust
Central Index Key		dei_EntityCentralIndexKey	0000773674
Amendment Flag		dei_AmendmentFlag	false
Document Creation Date		dei_DocumentCreationDate	Jul. 29, 2015
Document Effective Date		dei_DocumentEffectiveDate	Aug. 01, 2015
Prospectus Date		rr_ProspectusDate	Aug. 01, 2015
American Century Government Income Trust | CAPITAL PRESERVATION FUND
Prospectus:		rr_ProspectusTable
Risk/Return [Heading]		rr_RiskReturnHeading	Capital Preservation Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The fund is a money market fund that seeks maximum safety and liquidity.
Objective, Secondary [Text Block]		rr_ObjectiveSecondaryTextBlock	Its secondary objective is to seek to pay shareholders the highest rate of return consistent with safety and liquidity.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
Under normal circumstances, Capital Preservation invests exclusively in short-term money market securities issued by the U.S. Treasury that are guaranteed by the direct full faith and credit pledge of the U.S. government. The income from these securities is exempt from state income tax.
To generate additional income, the fund may purchase securities in advance through when-issued and forward commitment transactions including buy/sell back transactions. The fund may commit up to 35% of its total assets to such transactions.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock
Because short-term money market securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than the yield on funds that invest in longer-term or lower-quality securities.
Investments in U.S. Treasury securities are sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. The fund’s investments in short-term U.S. Treasury securities are designed to minimize this risk. However, a sharp and unexpected rise in interest rates could cause the fund’s share price to drop.
An investment in the fund is not a bank deposit, and it is not guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in it.

Risk Lose Money [Text]		rr_RiskLoseMoney	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in it.
Risk Money Market Fund [Text]		rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in it.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
Highest Performance Quarter (4Q 2006): 1.17%            Lowest Performance Quarter (1Q 2010): 0.00%

As of June 30, 2015, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 0.00%.

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2014
American Century Government Income Trust | CAPITAL PRESERVATION FUND | INVESTOR CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	CPFXX
Maximum Account Fee		rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	0.01%
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	0.48%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 49
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	154
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	269
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 604
Annual Return 2005		rr_AnnualReturn2005	2.57%
Annual Return 2006		rr_AnnualReturn2006	4.36%
Annual Return 2007		rr_AnnualReturn2007	4.38%
Annual Return 2008		rr_AnnualReturn2008	1.57%
Annual Return 2009		rr_AnnualReturn2009	0.04%
Annual Return 2010		rr_AnnualReturn2010	0.01%
Annual Return 2011		rr_AnnualReturn2011	0.01%
Annual Return 2012		rr_AnnualReturn2012	0.01%
Annual Return 2013		rr_AnnualReturn2013	0.01%
Annual Return 2014		rr_AnnualReturn2014	0.01%
Year to Date Return, Label		rr_YearToDateReturnLabel	Investor Class year-to-date return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	none
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2006
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	1.17%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2010
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	none
Label		rr_AverageAnnualReturnLabel	Investor Class
1 Year		rr_AverageAnnualReturnYear01	0.01%
5 Years		rr_AverageAnnualReturnYear05	0.01%
10 Years		rr_AverageAnnualReturnYear10	1.28%
American Century Government Income Trust | GINNIE MAE FUND
Prospectus:		rr_ProspectusTable
Risk/Return [Heading]		rr_RiskReturnHeading	Ginnie Mae Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	Ginnie Mae seeks high current income while maintaining liquidity and safety of principal by investing primarily in GNMA certificates.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 35 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 306% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	306.00%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 35 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
Under normal market conditions, the fund invests at least 80% of its net assets in securities issued by the Government National Mortgage Association (GNMA). GNMA certificates represent interests in pools of mortgage loans and in the cash flows from these loans. Unlike many other mortgage-backed securities, the timely payment of principal and interest on these certificates is guaranteed by GNMA. GNMA’s payment guarantee is stronger than most other government agencies’ because it is backed by the full faith and credit pledge of the U.S. government.
In addition, the fund may buy other U.S. government debt securities, including U.S. Treasury securities and other securities issued or guaranteed by the U.S. government and its agencies and instrumentalities. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, these agencies or instrumentalities are authorized to borrow from the U.S. Treasury to meet their obligations.
To generate additional income, the fund may purchase securities, including mortgage dollar rolls, in advance through when-issued and forward commitment transactions. The fund may commit up to 35% of its total assets to such transactions.
The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts and swap agreements, or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund’s investment objective.
When determining whether to sell a security, the portfolio managers consider, among other things, current and anticipated changes in interest rates, current valuation relative to alternatives in the market, general market conditions and any other factors deemed relevant by the portfolio managers.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

•
Interest Rate Risk—Generally, when interest rates rise, the fund’s share value will decline. The opposite is true when interest rates decline. This risk is higher for the fund than for other funds that have shorter weighted average maturities, such as money market funds and short-term bond funds. A period of rising interest rates may negatively affect the fund’s performance.

•
Prepayment Risk—The fund may invest in debt securities backed by mortgages or other assets. If these underlying assets are prepaid, the fund may benefit less from declining interest rates than funds that have similar weighted average maturities.

•
Derivatives Risk—The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including, liquidity, interest rate, market, credit and correlation risk.

•	Market Risk—The value of the securities owned by the fund may go up and down, sometimes rapidly or unpredictably.

•
Redemption Risk—The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Principal Loss—At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]		rr_RiskLoseMoney	Principal Loss—At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
Highest Performance Quarter (4Q 2008): 3.74%        Lowest Performance Quarter (2Q 2013): -2.72%

As of June 30, 2015, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 0.12%.

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2014
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Government Income Trust | GINNIE MAE FUND | Barclays U.S. GNMA Index
Prospectus:		rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label		rr_AverageAnnualReturnLabel	Barclays U.S. GNMA Index (reflects no deduction for fees, expenses or taxes)
1 Year		rr_AverageAnnualReturnYear01	5.97%
5 Years		rr_AverageAnnualReturnYear05	4.10%
10 Years		rr_AverageAnnualReturnYear10	4.84%
American Century Government Income Trust | GINNIE MAE FUND | INVESTOR CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	BGNMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	177
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	308
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 690
Annual Return 2005		rr_AnnualReturn2005	2.83%
Annual Return 2006		rr_AnnualReturn2006	4.00%
Annual Return 2007		rr_AnnualReturn2007	6.45%
Annual Return 2008		rr_AnnualReturn2008	7.08%
Annual Return 2009		rr_AnnualReturn2009	5.69%
Annual Return 2010		rr_AnnualReturn2010	6.33%
Annual Return 2011		rr_AnnualReturn2011	7.31%
Annual Return 2012		rr_AnnualReturn2012	2.37%
Annual Return 2013		rr_AnnualReturn2013	(2.32%)
Annual Return 2014		rr_AnnualReturn2014	4.87%
Year to Date Return, Label		rr_YearToDateReturnLabel	Investor Class year-to-date return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	0.12%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	3.74%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(2.72%)
Label		rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	4.87%
5 Years		rr_AverageAnnualReturnYear05	3.65%
10 Years		rr_AverageAnnualReturnYear10	4.42%
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 23, 1985
American Century Government Income Trust | GINNIE MAE FUND | INVESTOR CLASS | After Taxes on Distributions
Prospectus:		rr_ProspectusTable
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year		rr_AverageAnnualReturnYear01	3.73%
5 Years		rr_AverageAnnualReturnYear05	2.39%
10 Years		rr_AverageAnnualReturnYear10	2.95%
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 23, 1985
American Century Government Income Trust | GINNIE MAE FUND | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus:		rr_ProspectusTable
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year		rr_AverageAnnualReturnYear01	2.75%
5 Years		rr_AverageAnnualReturnYear05	2.32%
10 Years		rr_AverageAnnualReturnYear10	2.86%
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 23, 1985
American Century Government Income Trust | GINNIE MAE FUND | INSTITUTIONAL CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	AGMNX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	0.35%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	113
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	197
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 444
Label		rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	5.08%
5 Years		rr_AverageAnnualReturnYear05	3.86%
Since Inception		rr_AverageAnnualReturnSinceInception	4.90%
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 28, 2007
American Century Government Income Trust | GINNIE MAE FUND | A CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	BGNAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (as a percentage)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 528
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	694
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	875
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,396
Label		rr_AverageAnnualReturnLabel	A Class1 Return Before Taxes
1 Year	[2]	rr_AverageAnnualReturnYear01	(0.09%)
5 Years	[2]	rr_AverageAnnualReturnYear05	2.45%
10 Years	[2]	rr_AverageAnnualReturnYear10	3.68%
Inception Date	[2]	rr_AverageAnnualReturnInceptionDate	Oct. 09, 1997
American Century Government Income Trust | GINNIE MAE FUND | C CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	BGNCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	1.55%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 158
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	490
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	845
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,844
Label		rr_AverageAnnualReturnLabel	C Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	3.83%
5 Years	[3]	rr_AverageAnnualReturnYear05	2.62%
10 Years	[3]	rr_AverageAnnualReturnYear10	3.39%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 01, 2010
American Century Government Income Trust | GINNIE MAE FUND | R CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	AGMWX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	335
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	580
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,282
Label		rr_AverageAnnualReturnLabel	R Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	4.35%
5 Years		rr_AverageAnnualReturnYear05	3.12%
Since Inception		rr_AverageAnnualReturnSinceInception	4.16%
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 28, 2007
American Century Government Income Trust | GOVERNMENT BOND FUND
Prospectus:		rr_ProspectusTable
Risk/Return [Heading]		rr_RiskReturnHeading	Government Bond Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The fund seeks high current income.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 35 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 270% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	270.00%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 35 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
Under normal market conditions, the fund invests at least 80% of its net assets in U.S. government debt securities, including U.S. Treasury securities and other securities issued or guaranteed by the U.S. government and its agencies and instrumentalities.
Securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities, such as the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, these agencies or instrumentalities are authorized to borrow from the U.S. Treasury to meet their obligations.
To generate additional income, the fund may purchase securities, including mortgage dollar rolls, in advance through when-issued and forward commitment transactions. The fund may commit up to 35% of its total assets to such transactions.
The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts and swap agreements, or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund’s investment objective.
When determining whether to sell a security, the portfolio managers consider, among other things, current and anticipated changes in interest rates, current valuation relative to alternatives in the market, general market conditions and any other factors deemed relevant by the portfolio managers.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

•
Interest Rate Risk—Generally, when interest rates rise, the fund’s share value will decline. The opposite is true when interest rates decline. This risk is higher for the fund than for other funds that have shorter weighted average maturities, such as money market funds or short-term bond funds. A period of rising interest rates may negatively affect the fund’s performance.

•
Prepayment Risk—The fund may invest in debt securities backed by mortgages or other assets. If these underlying assets are prepaid, the fund may benefit less from declining interest rates than funds that have similar weighted average maturities.

•
Derivatives Risk—The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including, liquidity, interest rate, market, credit and correlation risk.

•	Market Risk—The value of the securities owned by the fund may go up and down, sometimes rapidly or unpredictably.

•	Principal Loss—The fund’s share value will fluctuate. As a result, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]		rr_RiskLoseMoney	Principal Loss—The fund’s share value will fluctuate. As a result, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
Highest Performance Quarter (4Q 2008): 5.13%        Lowest Performance Quarter (2Q 2013): -2.43%

As of June 30, 2015, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was -0.16%.

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2014
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Government Income Trust | GOVERNMENT BOND FUND | Barclays U.S. Government/MBS Index
Prospectus:		rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label		rr_AverageAnnualReturnLabel	Barclays U.S. Government/MBS Index (reflects no deduction for fees, expenses or taxes)
1 Year		rr_AverageAnnualReturnYear01	5.41%
5 Years		rr_AverageAnnualReturnYear05	3.69%
10 Years		rr_AverageAnnualReturnYear10	4.50%
American Century Government Income Trust | GOVERNMENT BOND FUND | INVESTOR CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	CPTNX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	0.47%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 48
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	151
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	264
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 592
Annual Return 2005		rr_AnnualReturn2005	2.42%
Annual Return 2006		rr_AnnualReturn2006	3.96%
Annual Return 2007		rr_AnnualReturn2007	7.82%
Annual Return 2008		rr_AnnualReturn2008	9.55%
Annual Return 2009		rr_AnnualReturn2009	3.01%
Annual Return 2010		rr_AnnualReturn2010	5.35%
Annual Return 2011		rr_AnnualReturn2011	7.50%
Annual Return 2012		rr_AnnualReturn2012	2.18%
Annual Return 2013		rr_AnnualReturn2013	(2.88%)
Annual Return 2014		rr_AnnualReturn2014	4.60%
Year to Date Return, Label		rr_YearToDateReturnLabel	Investor Class year-to-date return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(0.16%)
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	5.13%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(2.43%)
Label		rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	4.60%
5 Years		rr_AverageAnnualReturnYear05	3.29%
10 Years		rr_AverageAnnualReturnYear10	4.29%
Inception Date		rr_AverageAnnualReturnInceptionDate	May 16, 1980
American Century Government Income Trust | GOVERNMENT BOND FUND | INVESTOR CLASS | After Taxes on Distributions
Prospectus:		rr_ProspectusTable
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year		rr_AverageAnnualReturnYear01	3.84%
5 Years		rr_AverageAnnualReturnYear05	2.25%
10 Years		rr_AverageAnnualReturnYear10	2.97%
Inception Date		rr_AverageAnnualReturnInceptionDate	May 16, 1980
American Century Government Income Trust | GOVERNMENT BOND FUND | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus:		rr_ProspectusTable
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year		rr_AverageAnnualReturnYear01	2.60%
5 Years		rr_AverageAnnualReturnYear05	2.16%
10 Years		rr_AverageAnnualReturnYear10	2.85%
Inception Date		rr_AverageAnnualReturnInceptionDate	May 16, 1980
American Century Government Income Trust | GOVERNMENT BOND FUND | INSTITUTIONAL CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ABTIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.27%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	0.27%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 28
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	87
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	152
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 344
Label		rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	4.72%
Since Inception		rr_AverageAnnualReturnSinceInception	3.27%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 01, 2010
American Century Government Income Trust | GOVERNMENT BOND FUND | A CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ABTAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (as a percentage)	[4]	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	0.72%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 520
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	670
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	833
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,305
Label	[5]	rr_AverageAnnualReturnLabel	A Class1 Return Before Taxes
1 Year	[5]	rr_AverageAnnualReturnYear01	(0.41%)
5 Years	[5]	rr_AverageAnnualReturnYear05	2.06%
10 Years	[5]	rr_AverageAnnualReturnYear10	3.55%
Inception Date	[5]	rr_AverageAnnualReturnInceptionDate	Oct. 09, 1997
American Century Government Income Trust | GOVERNMENT BOND FUND | C CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ABTCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	1.47%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 150
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	466
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	803
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,756
Label		rr_AverageAnnualReturnLabel	C Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	3.57%
5 Years	[6]	rr_AverageAnnualReturnYear05	2.24%
10 Years	[6]	rr_AverageAnnualReturnYear10	3.25%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 01, 2010
American Century Government Income Trust | GOVERNMENT BOND FUND | R CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ABTRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	0.97%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 99
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	310
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	537
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,190
Label		rr_AverageAnnualReturnLabel	R Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	4.08%
5 Years	[6]	rr_AverageAnnualReturnYear05	2.75%
10 Years	[6]	rr_AverageAnnualReturnYear10	3.76%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 01, 2010
American Century Government Income Trust | INFLATION-ADJUSTED BOND FUND
Prospectus:		rr_ProspectusTable
Risk/Return [Heading]		rr_RiskReturnHeading	Inflation-Adjusted Bond Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The fund seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 35 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	18.00%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 35 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
Under normal market conditions, the fund invests at least 80% of its net assets in inflation-adjusted debt securities. These securities include inflation-indexed securities issued by the U.S. Treasury, by other U.S. government agencies and instrumentalities, and by other, non-U.S. government entities such as corporations and foreign governments. Inflation-indexed securities are designed to protect the future purchasing power of the money invested in them; their principal value may be indexed for changes in inflation. In addition, the fund may invest a portion of its assets in traditional U.S. Treasury, U.S. government agency or other non-U.S. government securities that are not inflation-indexed.
Securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities, such as the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, these agencies or instrumentalities are authorized to borrow from the U.S. Treasury to meet their obligations. In general, securities issued by non-U.S. government entities are backed only by the credit of the issuer. However, the fund will attempt to mitigate this credit risk by limiting such investments to issuers whose credit has been rated BBB or higher, or, if unrated, determined to be of equivalent credit quality by the advisor.
Although the fund invests primarily in U.S. dollar-denominated securities, the fund also may invest in securities denominated in foreign currencies.
To generate additional income, the fund may purchase securities, including mortgage dollar rolls, in advance through when-issued and forward commitment transactions. The fund may commit up to 35% of its total assets to such transactions.
The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts and swap agreements (including, but not limited to, inflation swap agreements and credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund’s investment objective.
When determining whether to sell a security, the portfolio managers consider, among other things, current and anticipated changes in interest rates, current valuation relative to alternatives in the market, general market conditions and any other factors deemed relevant by the portfolio managers.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

•
Interest Rate Risk—Inflation-indexed securities trade at prevailing real interest rates. The real interest rate is the current market interest rate minus the market’s inflation expectations. Generally, when real interest rates rise, the fund’s share value will decline. The opposite is true when real interest rates decline. A period of rising interest rates may negatively affect the fund’s performance.

•
Credit Risk— The value of the fund’s debt securities will be affected adversely by the inability or perceived inability of the issuers of these securities to make interest and principal payments as they become due. As a result, the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.

•
Foreign Securities Risk—Foreign securities have certain unique risks, such as currency risk, social, political and economic risk, and foreign market and trading risk. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•
Derivatives Risk—The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including, liquidity, interest rate, market, credit and correlation risk.

•	Market Risk—The value of the securities owned by the fund may go up and down, sometimes rapidly or unpredictably.

•
Redemption Risk—The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Principal Loss—At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]		rr_RiskLoseMoney	Principal Loss—At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
Highest Performance Quarter (1Q 2008): 5.26%        Lowest Performance Quarter (2Q 2013): -7.52%

As of June 30, 2015, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was -0.31%.

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2014
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Government Income Trust | INFLATION-ADJUSTED BOND FUND | Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index
Prospectus:		rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label		rr_AverageAnnualReturnLabel	Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (reflects no deduction for fees, expenses or taxes)
1 Year		rr_AverageAnnualReturnYear01	3.64%
5 Years		rr_AverageAnnualReturnYear05	4.11%
10 Years		rr_AverageAnnualReturnYear10	4.37%
American Century Government Income Trust | INFLATION-ADJUSTED BOND FUND | INVESTOR CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ACITX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	0.47%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 48
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	151
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	264
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 592
Annual Return 2005		rr_AnnualReturn2005	2.43%
Annual Return 2006		rr_AnnualReturn2006	0.07%
Annual Return 2007		rr_AnnualReturn2007	10.94%
Annual Return 2008		rr_AnnualReturn2008	(1.01%)
Annual Return 2009		rr_AnnualReturn2009	10.58%
Annual Return 2010		rr_AnnualReturn2010	5.49%
Annual Return 2011		rr_AnnualReturn2011	13.00%
Annual Return 2012		rr_AnnualReturn2012	6.68%
Annual Return 2013		rr_AnnualReturn2013	(9.13%)
Annual Return 2014		rr_AnnualReturn2014	2.67%
Year to Date Return, Label		rr_YearToDateReturnLabel	Investor Class year-to-date return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(0.31%)
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2008
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	5.26%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(7.52%)
Label		rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	2.67%
5 Years		rr_AverageAnnualReturnYear05	3.48%
10 Years		rr_AverageAnnualReturnYear10	3.97%
Inception Date		rr_AverageAnnualReturnInceptionDate	Feb. 10, 1997
American Century Government Income Trust | INFLATION-ADJUSTED BOND FUND | INVESTOR CLASS | After Taxes on Distributions
Prospectus:		rr_ProspectusTable
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year		rr_AverageAnnualReturnYear01	1.92%
5 Years		rr_AverageAnnualReturnYear05	2.39%
10 Years		rr_AverageAnnualReturnYear10	2.73%
Inception Date		rr_AverageAnnualReturnInceptionDate	Feb. 10, 1997
American Century Government Income Trust | INFLATION-ADJUSTED BOND FUND | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus:		rr_ProspectusTable
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year		rr_AverageAnnualReturnYear01	1.59%
5 Years		rr_AverageAnnualReturnYear05	2.38%
10 Years		rr_AverageAnnualReturnYear10	2.68%
Inception Date		rr_AverageAnnualReturnInceptionDate	Feb. 10, 1997
American Century Government Income Trust | INFLATION-ADJUSTED BOND FUND | INSTITUTIONAL CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	AIANX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.27%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	0.27%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 28
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	87
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	152
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 344
Label		rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	2.91%
5 Years		rr_AverageAnnualReturnYear05	3.68%
10 Years		rr_AverageAnnualReturnYear10	4.18%
Inception Date		rr_AverageAnnualReturnInceptionDate	Oct. 01, 2002
American Century Government Income Trust | INFLATION-ADJUSTED BOND FUND | A CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	AIAVX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (as a percentage)	[7]	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	0.72%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 520
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	670
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	833
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,305
Label	[8]	rr_AverageAnnualReturnLabel	A Class1 Return Before Taxes
1 Year	[8]	rr_AverageAnnualReturnYear01	(2.23%)
5 Years	[8]	rr_AverageAnnualReturnYear05	2.27%
10 Years	[8]	rr_AverageAnnualReturnYear10	3.24%
Inception Date	[8]	rr_AverageAnnualReturnInceptionDate	Jun. 15, 1998
American Century Government Income Trust | INFLATION-ADJUSTED BOND FUND | C CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	AINOX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	1.47%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 150
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	466
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	803
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,756
Label		rr_AverageAnnualReturnLabel	C Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	1.75%
5 Years	[9]	rr_AverageAnnualReturnYear05	2.44%
10 Years	[9]	rr_AverageAnnualReturnYear10	2.94%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 01, 2010
American Century Government Income Trust | INFLATION-ADJUSTED BOND FUND | R CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	AIARX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	0.97%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 99
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	310
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	537
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,190
Label		rr_AverageAnnualReturnLabel	R Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	2.22%
5 Years	[9]	rr_AverageAnnualReturnYear05	2.96%
10 Years	[9]	rr_AverageAnnualReturnYear10	3.45%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 01, 2010
American Century Government Income Trust | SHORT-TERM GOVERNMENT FUND
Prospectus:		rr_ProspectusTable
Risk/Return [Heading]		rr_RiskReturnHeading	Short-Term Government Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The fund seeks high current income while maintaining safety of principal.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 35 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 76% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	76.00%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 35 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
Under normal market conditions, the fund buys short-term debt securities and will invest at least 80% of its net assets in U.S. government securities, including U.S. Treasury securities and other securities issued or guaranteed by the U.S. government and its agencies and instrumentalities. In addition, the fund may invest a portion of its assets in investment-grade debt securities, including debt securities of U.S. companies, and non-U.S. government mortgage-backed, asset-backed and other fixed-income securities. Under normal market conditions, the portfolio managers maintain a weighted average maturity of three years or less.
Securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities, such as the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, these agencies or instrumentalities are authorized to borrow from the U.S. Treasury to meet their obligations. In general, securities issued by non-U.S. government entities such as corporations are backed only by the credit of the issuer.
To generate additional income, the fund may purchase securities, including mortgage dollar rolls, in advance through when-issued and forward commitment transactions. The fund may commit up to 35% of its total assets to such transactions.
The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund’s investment objective.
When determining whether to sell a security, the portfolio managers consider, among other things, current and anticipated changes in interest rates, current valuation relative to alternatives in the market, general market conditions and any other factors deemed relevant by the portfolio managers.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

•
Interest Rate Risk—Generally, when interest rates rise, the fund’s share value will decline. The opposite is true when interest rates decline. This risk is higher for the fund than for other funds that have shorter weighted average maturities, such as money market funds. A period of rising interest rates may negatively affect the fund’s performance.

•
Prepayment Risk—The fund may invest in debt securities backed by mortgages or other assets. If these underlying assets are prepaid, the fund may benefit less from declining interest rates than funds that have similar weighted average maturities.

•
Derivatives Risk—The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including, liquidity, interest rate, market, credit and correlation risk.

•	Market Risk—The value of the securities owned by the fund may go up and down, sometimes rapidly or unpredictably.

•	Principal Loss—At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]		rr_RiskLoseMoney	Principal Loss—At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
Highest Performance Quarter (1Q 2008): 2.53%        Lowest Performance Quarter (2Q 2013): -0.53%

As of June 30, 2015, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 0.37%.

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2014
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Government Income Trust | SHORT-TERM GOVERNMENT FUND | Barclays U.S. 1-3 Year Government Bond Index
Prospectus:		rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label		rr_AverageAnnualReturnLabel	Barclays U.S. 1-3 Year Government Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year		rr_AverageAnnualReturnYear01	0.64%
5 Years		rr_AverageAnnualReturnYear05	1.09%
10 Years		rr_AverageAnnualReturnYear10	2.62%
American Century Government Income Trust | SHORT-TERM GOVERNMENT FUND | INVESTOR CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	TWUSX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	177
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	308
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 690
Annual Return 2005		rr_AnnualReturn2005	1.66%
Annual Return 2006		rr_AnnualReturn2006	4.00%
Annual Return 2007		rr_AnnualReturn2007	6.36%
Annual Return 2008		rr_AnnualReturn2008	4.72%
Annual Return 2009		rr_AnnualReturn2009	2.69%
Annual Return 2010		rr_AnnualReturn2010	2.27%
Annual Return 2011		rr_AnnualReturn2011	1.54%
Annual Return 2012		rr_AnnualReturn2012	0.30%
Annual Return 2013		rr_AnnualReturn2013	(0.41%)
Annual Return 2014		rr_AnnualReturn2014	0.33%
Year to Date Return, Label		rr_YearToDateReturnLabel	Investor Class year-to-date return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	0.37%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2008
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	2.53%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(0.53%)
Label		rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	0.33%
5 Years		rr_AverageAnnualReturnYear05	0.80%
10 Years		rr_AverageAnnualReturnYear10	2.32%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 15, 1982
American Century Government Income Trust | SHORT-TERM GOVERNMENT FUND | INVESTOR CLASS | After Taxes on Distributions
Prospectus:		rr_ProspectusTable
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year		rr_AverageAnnualReturnYear01	0.14%
5 Years		rr_AverageAnnualReturnYear05	0.50%
10 Years		rr_AverageAnnualReturnYear10	1.56%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 15, 1982
American Century Government Income Trust | SHORT-TERM GOVERNMENT FUND | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus:		rr_ProspectusTable
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year		rr_AverageAnnualReturnYear01	0.18%
5 Years		rr_AverageAnnualReturnYear05	0.52%
10 Years		rr_AverageAnnualReturnYear10	1.53%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 15, 1982
American Century Government Income Trust | SHORT-TERM GOVERNMENT FUND | INSTITUTIONAL CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	TWUOX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	0.35%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	113
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	197
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 444
Label		rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	0.42%
Since Inception		rr_AverageAnnualReturnSinceInception	0.84%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 01, 2010
American Century Government Income Trust | SHORT-TERM GOVERNMENT FUND | A CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	TWAVX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (as a percentage)	[10]	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 305
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	475
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	660
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,193
Label	[11]	rr_AverageAnnualReturnLabel	A Class1 Return Before Taxes
1 Year	[11]	rr_AverageAnnualReturnYear01	(2.22%)
5 Years	[11]	rr_AverageAnnualReturnYear05	0.09%
10 Years	[11]	rr_AverageAnnualReturnYear10	1.83%
Inception Date	[11]	rr_AverageAnnualReturnInceptionDate	Jul. 08, 1998
American Century Government Income Trust | SHORT-TERM GOVERNMENT FUND | C CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	TWACX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	1.55%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 158
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	490
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	845
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,844
Label		rr_AverageAnnualReturnLabel	C Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	(0.74%)
5 Years	[12]	rr_AverageAnnualReturnYear05	(0.22%)
10 Years	[12]	rr_AverageAnnualReturnYear10	1.31%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 01, 2010
American Century Government Income Trust | SHORT-TERM GOVERNMENT FUND | R CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	TWARX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	335
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	580
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,282
Label		rr_AverageAnnualReturnLabel	R Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	(0.21%)
5 Years	[12]	rr_AverageAnnualReturnYear05	0.30%
10 Years	[12]	rr_AverageAnnualReturnYear10	1.82%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 01, 2010

[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of purchase.
[2]	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.
[3]	Historical performance for the C Class prior to its inception is based on the performance of Investor Class shares. C Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.
[4]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of purchase.
[5]	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.
[6]	Historical performance for the C and R Classes prior to their inception is based on the performance of Investor Class shares. C and R Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.
[7]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of purchase.
[8]	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.
[9]	Historical performance for the C and R Classes prior to their inception is based on the performance of Investor Class shares. C and R Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.
[10]	Purchases of $500,000 or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of purchase.
[11]	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.
[12]	Historical performance for the C and R Classes prior to their inception is based on the performance of Investor Class shares. C and R Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.